Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS — 12.0%
	COMMUNICATIONS — 2.3%
$136,176	CSC Holdings LLC 2.584% (1-Month USD Libor+250 basis points), 4/15/2027[1,2,3]	$134,829
20,256	Meredith Corp. 2.584% (1-Month USD Libor+250 basis points), 1/31/2025[1,2,3]	20,232
		155,061
	CONSUMER DISCRETIONARY — 4.9%
160,000	AAdvantage Loyalty IP Ltd. 5.500% (1-Month USD Libor+475 basis points), 4/20/2028[1,2,3]	165,633
114,110	Penn National Gaming, Inc. 2.000% (3-Month USD Libor+125 basis points), 10/19/2023[1,3]	113,800
49,875	WW International, Inc. 4.000% (1-Month USD Libor+350 basis points), 4/13/2028[1,2,3]	49,880
		329,313
	HEALTH CARE — 1.9%
63,208	Change Healthcare Holdings LLC 3.500% (1-Month USD Libor+250 basis points), 3/1/2024[1,2,3]	63,211
65,000	Mozart Borrower LP 3.750% (1-Month USD Libor+325 basis points), 10/23/2028[1,2,3]	64,675
		127,886
	INDUSTRIALS — 2.5%
169,179	Vertex Aerospace Services Corp. 4.085% (1-Month USD Libor+400 basis points), 6/29/2027[1,2,3]	169,153
	TECHNOLOGY — 0.4%
29,625	Presidio Holdings, Inc. 3.628% (1-Month USD Libor+350 basis points), 1/22/2027[1,2,3]	29,658
	Total Bank Loans
	(Cost $808,966)	811,071
	CORPORATE BONDS — 85.7%
	COMMUNICATIONS — 9.1%
	AMC Networks, Inc.
19,000	5.000%, 4/1/2024[2]	19,214
130,000	4.250%, 2/15/2029[2]	129,268
114,000	DISH DBS Corp. 5.875%, 11/15/2024	122,582
65,000	Hughes Satellite Systems Corp. 6.625%, 8/1/2026	73,907
80,000	iHeartCommunications, Inc. 6.375%, 5/1/2026[2]	84,452

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$80,000	Lamar Media Corp. 4.875%, 1/15/2029[2]	$84,800
89,000	Lumen Technologies, Inc. 7.650%, 3/15/2042	99,680
		613,903
	CONSUMER DISCRETIONARY — 29.7%
100,000	Asbury Automotive Group, Inc. 4.750%, 3/1/2030[2]	104,375
55,000	Bath & Body Works, Inc. 6.694%, 1/15/2027	63,388
91,000	Brinker International, Inc. 3.875%, 5/15/2023	93,912
50,000	Carnival Corp. 7.200%, 10/1/2023[4]	53,563
22,000	Dana, Inc. 5.625%, 6/15/2028[2]	23,691
80,000	Ford Motor Co. 8.500%, 4/21/2023	87,995
80,000	Goodyear Tire & Rubber Co. 5.000%, 5/31/2026[2]	82,100
70,000	Griffon Corp. 5.750%, 3/1/2028[2]	73,500
71,087	JetBlue 2020-1 Class B Pass-Through Trust 7.750%, 5/15/2030	83,608
77,000	KB Home 7.625%, 5/15/2023[2]	82,005
76,000	Macy's Retail Holdings LLC 3.625%, 6/1/2024[2]	78,280
85,000	Marriott Ownership Resorts, Inc. 4.750%, 1/15/2028[2]	86,700
48,000	Meritage Homes Corp. 6.000%, 6/1/2025[2]	54,240
40,000	MGM Resorts International 4.750%, 10/15/2028[2]	42,150
90,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	91,238
58,000	QVC, Inc. 4.850%, 4/1/2024	62,640
161,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023	171,666
40,000	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[2]	40,980

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$100,000	Tenneco, Inc. 5.000%, 7/15/2026[2]	$98,489
	Travel + Leisure Co.
28,000	5.650%, 4/1/2024[2]	30,232
51,000	6.000%, 4/1/2027[2]	56,519
75,000	Tri Pointe Homes, Inc. 5.250%, 6/1/2027[2]	81,000
182,740	United Airlines 2019-2 Class B Pass-Through Trust 3.500%, 11/1/2029	179,667
170,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025	174,250
		1,996,188
	ENERGY — 8.4%
90,000	Antero Resources Corp. 5.000%, 3/1/2025[2]	92,182
35,000	Buckeye Partners LP 4.150%, 7/1/2023[2]	36,050
40,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.750%, 4/1/2025[2]	40,850
120,000	EQM Midstream Partners LP 4.000%, 8/1/2024[2]	124,645
63,000	Hess Corp. 4.300%, 4/1/2027[2]	69,939
30,000	Murphy Oil Corp. 5.750%, 8/15/2025[2]	30,967
47,000	Murphy Oil Corp. 6.875%, 8/15/2024[2]	47,987
80,000	Southwestern Energy Co. 6.450%, 1/23/2025[2]	88,085
36,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[2]	36,724
		567,429
	FINANCIALS — 23.5%
70,000	Aircastle Ltd. 5.000%, 4/1/2023[4]	74,361
74,000	Bank of America Corp. 6.300% (3-Month USD Libor+455 basis points)[2,5,6]	85,840
56,000	Citigroup, Inc. 6.250% (3-Month USD Libor+452 basis points)[2,5,6]	64,832
123,000	Goldman Sachs Group, Inc. 1.882% (3-Month USD Libor+175 basis points), 10/28/2027[2,3]	129,150

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$80,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.750%, 9/15/2024[2]	$83,200
57,000	JPMorgan Chase & Co. 6.750% (3-Month USD Libor+378 basis points)[2,5,6]	62,557
77,000	MetLife, Inc. 10.750%, 8/1/2039[2]	133,928
130,000	Morgan Stanley 3.736% (3-Month USD Libor+361 basis points)[2,5,6]	131,170
96,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	101,160
69,000	Navient Corp. 5.875%, 10/25/2024	73,657
	OneMain Finance Corp.
60,000	7.125%, 3/15/2026	69,525
25,000	4.000%, 9/15/2030[2]	24,875
159,000	Prudential Financial, Inc. 5.875% (3-Month USD Libor+418 basis points), 9/15/2042[2,6]	165,383
81,000	RHP Hotel Properties LP / RHP Finance Corp. 4.750%, 10/15/2027[2]	83,833
105,000	Service Properties Trust 4.500%, 3/15/2025[2]	105,000
	Starwood Property Trust, Inc.
34,000	5.000%, 12/15/2021[2]	34,068
100,000	4.750%, 3/15/2025[2]	105,250
43,000	VEREIT Operating Partnership LP 4.875%, 6/1/2026[2]	49,239
		1,577,028
	HEALTH CARE — 3.3%
100,000	Encompass Health Corp. 4.500%, 2/1/2028[2]	103,779
25,000	Molina Healthcare, Inc. 5.375%, 11/15/2022[2]	25,774
31,000	Tenet Healthcare Corp. 4.625%, 7/15/2024[2]	31,465
58,000	Teva Pharmaceutical Finance Netherlands III B.V. 2.800%, 7/21/2023[4]	57,654
		218,672
	INDUSTRIALS — 1.0%
65,000	United Rentals North America, Inc. 4.000%, 7/15/2030[2]	67,438

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS — 4.8%
	Allegheny Technologies, Inc.
$60,000	7.875%, 8/15/2023[2]	$67,500
70,000	5.125%, 10/1/2031[2]	70,539
92,000	Mercer International, Inc. 5.500%, 1/15/2026[2]	93,955
65,000	Methanex Corp. 4.250%, 12/1/2024[2,4]	68,575
24,000	Olin Corp. 5.500%, 8/15/2022	24,870
		325,439
	TECHNOLOGY — 3.7%
119,000	Dell, Inc. 5.400%, 9/10/2040	141,312
60,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024[2]	61,410
43,000	Jabil, Inc. 1.700%, 4/15/2026[2]	43,204
		245,926
	UTILITIES — 2.2%
65,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	70,606
80,000	Pacific Gas and Electric Co. 1.750%, 6/16/2022[2]	79,872
		150,478
	Total Corporate Bonds
	(Cost $5,645,192)	5,762,501

Number of Shares
	PREFERRED STOCKS — 1.3%
	FINANCIALS — 1.3%
60	Wells Fargo & Co.[5,7]	88,833
	Total Preferred Stocks
	(Cost $83,610)	88,833

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.7%
$111,847	UMB Bank demand deposit, 0.01%[8]	$111,847
	Total Short-Term Investments
	(Cost $111,847)	111,847
	TOTAL INVESTMENTS — 100.7%
	(Cost $6,649,615)	6,774,252
	Liabilities in Excess of Other Assets — (0.7)%	(50,153)
	TOTAL NET ASSETS — 100.0%	$6,724,099

LP – Limited Partnership

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. dollars.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Variable rate security.
[7]	Convertible security.
[8]	The rate is the annualized seven-day yield at period end.